Income and mining taxes - Deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (69.6)	$ (53.5)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(69.6)	(53.5)	$ (48.3)
Canada
DEFERRED TAX ASSETS
Deferred tax assets	328.4	319.7
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(69.6)	(53.5)
Unrecognized deferred tax asset	328.4	319.7
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(69.6)	(53.5)
Canada | Capital losses
DEFERRED TAX ASSETS
Deferred tax assets	7.0	19.3
Canada | Property, plant and equipment and Mining interests
DEFERRED TAX ASSETS
Deferred tax assets	52.9	44.6
Canada | Tax credits
DEFERRED TAX ASSETS
Deferred tax assets	66.5	51.3
Canada | Ontario Mining Tax
DEFERRED TAX ASSETS
Deferred tax assets	53.2	58.5
Canada | Other
DEFERRED TAX ASSETS
Deferred tax assets	148.8	146.0
Canada | British Columbia Mining Tax
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (69.6)	$ (53.5)